Income Taxes - Movement of Deferred Tax Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Balance at the beginning of the year	$ 48,255	$ 8,476
Recognized in net loss	(1,819)	(4,443)
Recognition of deferred tax liability on Aris Gold acquisition	0	49,840
Recognized in other comprehensive income (loss)	13,928	(5,618)
Balance at the end of the year	$ 60,364	$ 48,255